SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

During January 2023, the Company paid NIS 50.2 million (approximately $14.3 million) according to the agreement with the Israeli Tax Authority for its undistributed exempt income for the year ended December 31, 2021.